Summary of Significant Accounting Policies (Details 1) - USD ($)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of consolidated balance sheets, statements of comprehensive income and cash flows
Current assets		$ 10,250,785	$ 6,837,869
Total assets		12,565,279	8,482,654
Current liabilities		2,904,555	1,784,951
Total liabilities		3,266,150	1,784,951
Variable Interest Entity [Member]
Schedule of consolidated balance sheets, statements of comprehensive income and cash flows
Current assets		149,289	84,730
Non-current assets		62,577	600,994
Total assets		211,866	685,724
Current liabilities		142,711	182,534
Intercompany payables	[1]	3,020,067	2,326,076
Total liabilities		3,162,778	2,508,610
Net assets		(2,950,912)	(1,822,886)
Revenue	[2]	309,380	1,585,677	$ 822,349
Net loss		(1,247,053)	(36,887)	(380,018)
Net cash provided by operating activities	[3]	100,016	51,611	6,812
Net cash used in investing activities		(1,477)	(14,017)	(7,384)
Effect of exchange rate fluctuation on cash		(4,103)	(1,039)	1,458
Net increase in cash		$ 94,436	$ 36,555	$ 886

[1]	Intercompany payables are eliminated upon consolidation.
[2]	Intercompany sales are eliminated upon consolidation.
[3]	Intercompany operating activities are eliminated upon consolidation.